PROVISIONS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Labour Provision [member]
IfrsStatementLineItems [Line Items]
Possible losses	R$ 1,199	R$ 1,167
Customer Relations [member]
IfrsStatementLineItems [Line Items]
Possible losses	231	149
Other Civil Actions [member]
IfrsStatementLineItems [Line Items]
Possible losses	537	422
Civil Cases [member]
IfrsStatementLineItems [Line Items]
Possible losses	768	571
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Possible losses	2,149	2,114
Regulatory [member]
IfrsStatementLineItems [Line Items]
Possible losses	2,976	2,457
Other [member]
IfrsStatementLineItems [Line Items]
Possible losses	1,361	1,213
Possiblelosses [Member]
IfrsStatementLineItems [Line Items]
Possible losses	R$ 8,453	R$ 7,522